Income Tax (Details) - Schedule of Federal Income Tax Rate - Clean Earth Acquisitions Corp [Member]	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
2022
Statutory U.S. federal income tax rate					21.00%
Change in valuation allowance			21.00%		70.53%
Income tax provision	96.85%	276.34%	20.86%	(47.94%)	91.53%